                         ING VP NATURAL RESOURCES TRUST


                       STATEMENT OF ADDITIONAL INFORMATION

                                   May 1, 2003

         This Statement of Additional Information ("SAI") is not a prospectus. You should read it in conjunction with the current prospectus of ING VP Natural Resources Trust (the "Fund"), dated May 1, 2003, and any revisions to the prospectus, which might occur from time to time. To obtain a copy of the Fund's prospectus at no charge, please write to the Fund at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258 or call the following number: 1-800-992-0180. In Addition, the Fund's Annual Report dated December 31, 2002 may be obtained without charge by contacting the Fund at the address and phone number written above.

                                TABLE OF CONTENTS

GENERAL INFORMATION AND HISTORY..........................................    1
INVESTMENT OBJECTIVES AND POLICIES.......................................    1
CERTAIN INVESTMENT METHODS...............................................    1
INVESTMENT RESTRICTIONS..................................................    2
MANAGEMENT OF THE FUND...................................................    4
PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS.........................   23
CAPITAL STOCK STRUCTURE..................................................   24
NET ASSET VALUE..........................................................   25
TAX MATTERS..............................................................   27
PERFORMANCE CALCULATION..................................................   30
OTHER INFORMATION........................................................   32
CODE OF ETHICS...........................................................   32
TRANSFER AGENT...........................................................   33
CUSTODIAN................................................................   33
COUNSEL AND INDEPENDENT AUDITORS.........................................   33
FINANCIAL STATEMENTS.....................................................   33

                         GENERAL INFORMATION AND HISTORY

         The Fund is a non-diversified, open-end management investment company organized on November 15, 1988 as a business trust under the laws of the Commonwealth of Massachusetts. The Fund was formerly named Lexington Gold Trust. At a meeting held on September 30, 1991, the shareholders of the Fund approved a change in the Fund's fundamental investment objective and policies. In connection with the change of investment objective and policies, the Fund also changed its name to Lexington Natural Resources Trust. On April 30, 2001, the Fund changed its name to Pilgrim Natural Resources Trust. Effective May 1, 2002, the Fund changed its name from "Pilgrim Natural Resources Trust" to "ING VP Natural Resources Trust."

                       INVESTMENT OBJECTIVES AND POLICIES

         The Fund's investment objective is to seek long-term growth of capital through investment primarily in common stocks of companies which own, or develop natural resources and other basic commodities, or supply goods and services to such companies. Current income will not be a factor. Total return will consist primarily of capital appreciation.

                           CERTAIN INVESTMENT METHODS

          Generally, a company has substantial natural resource assets when at least 50% of the non-current assets, capitalization, gross revenues or operating profits of the company in the most recent or current fiscal year are involved in or result from, directly or indirectly through subsidiaries, exploring, mining, refining, processing, fabricating, dealing in or owning natural resource assets. Examples of natural resource assets include: companies that specialize in energy sources (e.g., coal, geothermal power, natural gas and oil), environmental technology (e.g., pollution control and waste recycling), forest products, agricultural products, chemical products, ferrous and non- ferrous metals (e.g., iron, aluminum and copper), strategic metals (e.g., uranium and titanium), precious metals (e.g., gold, silver and platinum), and other basic commodities.

         Management attempts to achieve the investment objective of the Fund by seeking to identify securities of companies that, in its opinion, are undervalued relative to the value of natural resource holdings of such companies in light of current and anticipated economic or financial conditions. Natural resource assets are materials derived from natural sources, which have economic value. The Fund will consider a company to have substantial natural resource assets when, in management's opinion, the company's holdings of the assets are of such magnitude, when compared to the capitalization, revenues or operating profits of the company, that changes in the economic value of the assets will affect the market price of the equity securities of such company. The Fund presently does not intend to invest directly in natural resource assets or related contracts. The Fund may invest up to 25% of its total assets in securities principally traded in markets outside the United States.

         Management of the Fund believes that, based upon past performance, the securities of specific companies that hold different types of substantial natural resource assets may move relatively independently of one another during different stages of inflationary cycles due to different degrees of demand for, or market values of, their respective natural resource holdings during particular portions of such inflationary cycles. The Fund's fully managed investment approach enables it to switch its emphasis among various industry groups depending upon management's outlook with respect to prevailing trends and developments. The investment objective and policies of the Fund described in the first two paragraphs of this section are fundamental policies of the Fund and may not be changed without the approval of the holders of a majority of the Fund's outstanding voting securities, as defined in the Investment Company Act of 1940 (1940 Act), as amended.

                             INVESTMENT RESTRICTIONS

         The Fund's investment objective and the following investment restrictions are matters of fundamental policy which may not be changed without the affirmative vote of the lesser of (a) 67% or more of the shares of the Fund present at a shareholder's meeting at which more than 50% of the outstanding shares are present or represented by proxy or (b) more than 50% of the outstanding shares. The Fund is a non-diversified management investment company and

         1 with respect to 50% of its assets, the Fund will not at the time of purchase invest more than 5% of its total assets, at market value, in the securities of one issuer (except the securities of the United States Government);

         2. with respect to the other 50% of its assets, the Fund will not invest at the time of purchase more than 25% of the market value of its total assets in any single issuer.

         These two restrictions, hypothetically, could give rise to a portfolio with as few as fourteen issues.

         In addition, the Fund will not:

         1. Purchase more than 10% of the voting securities or more than 10% of any class of securities of any issuer. (For this purpose all outstanding debt securities of an issuer are considered as one class, and all preferred stocks of an issuer are considered as one class.)

         2. Purchase any security restricted as to disposition under Federal Securities laws or securities that are not readily marketable or purchase any securities if such a purchase would cause the Fund to own at the time of such purchase, illiquid securities, including repurchase agreements with an agreed upon repurchase date in excess of seven days from the date of acquisition by the Fund, having aggregate market value in excess of 10% of the value of the Fund's total assets.

         3. Make short sales of securities or purchase any securities on margin, except for such short-term credits as are necessary for the clearance of transactions.

         4. Write, purchase or sell puts, calls or combinations thereof. However, the Fund may invest up to 15% of the value of its assets in warrants. The holder of a warrant has the right to purchase a given number of shares of a particular company at a specified price until expiration. Such investments generally can provide a greater potential for profit--or loss--than investment of an equivalent amount in the underlying common stock. The prices of warrants do not necessarily move parallel to the prices of the underlying securities. If the holder does not sell the warrant, he risks the loss of his entire investment if the market price of the underlying stock does not, before the expiration date, exceed the exercise price of the warrant plus the cost thereof. It should be understood that investment in warrants is a speculative activity. Warrants pay no dividends and confer no rights (other than the right to purchase the underlying stock) with respect to the assets of the corporation issuing them. In addition, the sale of warrants held more than one year generally results in a long term capital gain or loss to the holder, and the sale of warrants held for less than such period generally results in a short term capital gain or loss. The holding period for securities acquired upon exercise of warrants, however, begins on the day after the date of exercise, regardless of how long the warrant was held. This restriction on the purchase of warrants does not apply to warrants attached to, or otherwise included in, a unit with other securities.

         5. Invest in any commodities or commodities futures contracts, including futures contracts relating to gold.

         6.       Invest in real estate.

         7. Invest more than 5% of the value of its total assets in securities of issuers, which, with their predecessors, have a record of less than three years continuous operation.

         8. Purchase or retain the securities of any issuer if the officers or Trustees of the Fund, or its Investment Adviser, or Sub-Adviser who own individually more than 1/2 of 1% of the securities of such issuer together own more than 5% of the securities of such issuer.

         9. Lend money or securities, provided that the making of time or demand deposits with domestic banks and the purchase of debt securities such as bonds, debentures, commercial paper, repurchase agreements and short-term obligations in accordance with the Fund's objective and policies, are not prohibited.

         10. Borrow money, except for temporary emergency purposes, and in no event more than 5% of its net assets at value or cost, whichever is less; or pledge its gold or portfolio securities or receivables or transfer or assign or otherwise encumber them in an amount exceeding 10% of the value of its total assets.

         11.      Underwrite securities issued by others.

         12. Purchase securities of other investment companies, except in connection with a merger, consolidation, reorganization or acquisition of assets.

         13. Invest for the purpose of exercising control or management of another company.

         14. Participate on a joint or a joint and several basis in any trading account in securities.

         The Fund has also adopted a non-fundamental policy as required by Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in companies with substantial natural resource assets. The Fund has also adopted a policy to provide its shareholders with at least 60 days' prior written notice of any change in such investment policy. If, subsequent to an investment, the 80% requirement is no longer met, the Fund's future investments will be made in a manner that will bring the Fund into compliance with this policy.

         The percentage restrictions referred to above are to be adhered to at the time of investment, and are not applicable to a later increase or decrease in percentage beyond the specified limit resulting from a change in values or net assets.

                             MANAGEMENT OF THE FUND

INVESTMENT MANAGER

         The investment adviser for the Fund is ING Investments, LLC ("Investment Manager" or "ING Investments"), which is registered as an investment adviser with the SEC and serves as an investment adviser to registered investment companies (or series thereof), as well as privately managed accounts. ING Investments, subject to the authority of the Trustees has the overall responsibility for the management of the Fund. ING Investments is a direct, wholly-owned subsidiary of ING Groep N.V. (NYSE: ING). ING Groep N.V. is a global financial institution active in the field of insurance, banking and asset management in more than 65 countries, with more than 100,000 employees.

         On February 26, 2001, the name of the Investment Manager changed from ING Pilgrim Investments, Inc. to ING Pilgrim Investments, LLC. On March 1, 2002, the name of the Investment Manager changed to ING Investments, LLC. As of March 31, 2003, ING Investments had assets under management of almost $32.5 billion.

         ING Investments serves pursuant to an Investment Management Agreement between ING Investments and the Fund ("Investment Management Agreement"). The Investment Management Agreement requires the Investment Manager to oversee the provision of all investment advisory and portfolio management services for the Fund. The Investment Management Agreement requires the Investment Manager to provide, subject to the supervision of the Board of Trustees, investment advice and investment services to the Fund and to furnish advice and recommendations with respect to investment of the Fund's assets and the purchase or sale of its portfolio securities. The Investment Manager also provides investment research and analysis. The Investment Management Agreement provides that the Investment Manager is not subject to liability to the Fund for any act or omission in the course of, or connected with, rendering services under the Agreement, except by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties under the Agreement.

         After an initial two year term, the Investment Management Agreement continues in effect from year to year so long as such continuance is specifically approved at least annually by (a) the Board of Trustees or (b) the vote of a "majority" (as defined in the 1940 Act) of the Fund's outstanding shares voting as a single class; provided, that in either event the continuance is also approved by at least a majority of the Board of Trustees who are not "interested persons" (as defined in the 1940 Act) of the Investment Manager by vote cast in person at a meeting called for the purpose of voting on such approval.

         The Investment Management Agreement is terminable without penalty with not less than sixty 60 days' notice by the Board of Trustees or by a vote of the holders of a majority of the Fund's outstanding shares voting as a single class, or upon not less than sixty 60 days' notice by the Investment Manager. The Investment Management Agreement will terminate automatically in the event of its "assignment" (as defined in the 1940 Act).

         In connection with their deliberations relating to the Fund's current Investment Management Agreement, the Board of Trustees considered information that had been provided by ING Investments. In considering the Investment Management Agreement, the Board of Trustees considered several factors they believed, in light of the legal advice furnished to them by their independent legal counsel and their own business judgment, to be relevant. The factors considered by the Board of Trustees in reviewing the Investment Management Agreement included, but were not limited to, the following: (1) the performance of the Fund; (2) the nature and quality of the services provided by ING Investments; (3) the fairness of the compensation under the Investment Management Agreement in light of the services provided; (4) the profitability to ING Investments from the Investment Management Agreement; (5) the personnel, operations, financial condition, and investment management capabilities, methodologies and performance of ING Investments, as well as its efforts in recent years to build its investment management capabilities and administrative infrastructure; (6) the expenses borne by the Fund and a comparison of the Fund's fees and expenses to those of a peer group of funds; and (7) ING Investments' compliance capabilities and efforts on behalf of the Fund. The Board of Trustees also considered the total services provided by the Administrator as well as the fees the Administrator receives for such services.

         In considering the Investment Management Agreement, the Board of Trustees, including the Independent Trustees, did not identify any single factor as all-important or controlling. However, the Independent Trustees indicated that, generally, they initially scrutinized the performance of the Fund, including performance in relation to a peer group of funds and in relation to a benchmark index or a combination of indexes, and the fees paid by the Fund. The Independent Trustees considered the reasons given by management for the Fund's relative long-term performance and the actions undertaken, or contemplated, by management to improve the Fund's performance.

         In reviewing the terms of the Investment Management Agreement and in discussions with the Investment Manager concerning such Investment Management Agreement, the Independent Directors were represented by independent legal counsel. Based upon its review, the Board of Trustees has determined that the Investment Management Agreement is in the best interests of the Fund and its shareholders and that the Investment Management fees are fair and reasonable. Accordingly, after consideration of the factors described above, and such other factors and information it considered relevant, the Board of Trustees, including the unanimous vote of the Independent Trustees, approved the Investment Management Agreement.

         The Investment Manager bears the expense of providing its services. For its services, the Fund pays the Investment Adviser a monthly fee in arrears equal to a percentage of the Fund's average daily net assets during the month. The annual investment management fee for the Fund is 1.00% of the average daily net assets of the Fund.

         The Investment Manager has entered into expense limitation agreement with the Fund, pursuant to which the Investment Manager has agreed to waive or limit its fees. In connection with this agreement and certain U.S. tax requirements, the Investment Manager will assume other expenses so that the total annual ordinary operating expenses of the Fund (which excludes interest, taxes, brokerage commissions, other investment related costs, extraordinary expenses such as litigation, other expenses not incurred in the ordinary course of each Fund's business, and expenses of any counsel or other persons or services retained by the Fund's Trustees who are not "interested persons" (as defined in the 1940 Act) of the Investment Manager) do not exceed 2.50% of the Fund's average daily net assets.

         The Fund will at a later date reimburse the Investment Manager for management fees waived and other expenses assumed by the Investment Manager during the previous 36 months, but only if, after such reimbursement, the Fund's expense ratio does not exceed the percentage described above. The Investment Manager will only be reimbursed for fees waived or expenses assumed after the effective date of the expense limitation agreements.

         The expense limitation agreement provides that the expense limitation shall continue until July 26, 2003. The expense limitation is contractual and shall renew automatically for one-year terms unless the Investment Manager provides written notice of termination of the agreement to the Fund within thirty (30) days' prior to the end of the then-current term for that Fund or upon termination of the Investment Management Agreement. The Expense Limitation Agreement may also be terminated by the Fund, without payment of any penalty, upon ninety (90) days' prior written notice to the Investment Manager at its principal place of business.

         Advisory Fees paid by the Fund and expense reimbursements paid to the Fund are as follows:

Year ended 12/31            Advisory Fees              Expense Reimbursements
----------------            -------------              ----------------------
      2000                    $299,415**                         $0
      2001                    $287,431                           $0
      2002                    $231,067                           $0

** $169,969 of which was paid to the former adviser to the Fund.

         Subject to the expense reimbursement provisions described above, other expenses incurred in the operation of the Fund are borne by the Fund, including, without limitation, investment advisory fees; brokerage commissions; interest; legal fees and expenses of attorneys; fees of independent auditors, transfer agents and dividend disbursing agents, accounting agents, and custodians; the expense of obtaining quotations for calculating the Fund's net asset value; taxes, if any, and the preparation of the Fund's tax returns; cost of stock certificates and any other expenses (including clerical expenses) of issue, sale, repurchase or redemption of shares;

fees and expenses of registering and maintaining the registration of shares of the Fund under federal and state laws and regulations; expenses of printing and distributing reports, notices and proxy materials to existing shareholders; expenses of printing and filing reports and other documents filed with governmental agencies; expenses of annual and special shareholder meetings; expenses of printing and distributing prospectuses and statements of additional information to existing shareholders; fees and expenses of Trustees of the Board who are not employees of the Investment Adviser, or their affiliates; membership dues in trade associations; insurance premiums; and extraordinary expenses such as litigation expenses.

SUB-ADVISORY AGREEMENTS

         The Investment Management Agreement for the Fund provides that the Investment Manager, with the approval of the Fund's Board of Trustees, may select and employ investment advisers to serve as a Sub-Adviser for the Fund ("Sub-Adviser"), and shall monitor the Sub-Adviser's investment programs and results, and coordinate the investment activities of the Sub-Adviser to ensure compliance with regulatory restrictions The Investment Manager pays all of its expenses arising from the performance of its obligations under the Investment Management Agreement, including all fees payable to the Sub-Adviser, executive salaries and expenses of the Trustees and Officers of the Fund who are employees of the Investment Manager or its affiliates. The Sub-Adviser pays all of its expenses arising from the performance of its obligations under the sub-advisory agreement (the Sub-Advisory Agreement).

         The Fund does not have any current Sub-Advisers.

DISTRIBUTOR

         Shares of the Fund are distributed by ING Funds Distributor, LLC (the "Distributor"), formerly ING Pilgrim Securities, Inc., pursuant to a Distribution Agreement between the Fund and the Distributor. The Distribution Agreement requires the Distributor to use its best efforts on a continuing basis to solicit purchases of shares of the Fund. The Fund and the Distributor have agreed to indemnify each other against certain liabilities. The Distribution Agreement will remain in effect for two years and from year to year thereafter only if its continuance is approved annually by a majority of the Board of Trustees who are not parties to such agreement or interested persons (as defined in the 1940 Act) of any such party and must be approved either by votes of a majority of the Board of Trustees or a majority of the outstanding voting securities of the Fund. See the prospectus for information on how to purchase and sell shares of the Fund. The Distributor, like the Investment Manager, is a wholly-owned indirect subsidiary of ING Groep N.V.

ADMINISTRATOR

         ING Funds Services, LLC ("ING Funds Services" or "Administrator") serves as Administrator for the Fund, pursuant to an Administration Agreement. Subject to the supervision of the Board of Trustees, the Administrator provides the overall business management and administrative services necessary to conduct properly the Fund's business, except for those services performed by the Investment Manager under the Investment Management Agreement, the Custodian for the Fund under the Custodian Agreement, the Transfer Agent for the Fund under the Transfer Agency Agreement, and such other service providers as may be retained by the Fund from time to time. The Administrator acts as liaison among these service providers to the Fund. The Administrator is also responsible for ensuring that the Fund operates in compliance with applicable legal requirements and for monitoring the Investment Manager for compliance with requirements under applicable law and with the investment policies and restrictions of the Fund. The Administrator is an affiliate of the Investment Manager. For its services under the Administration Services Agreement, ING Funds Services receives an annual fee equal to 0.10% of the Fund's average daily net assets.

         Prior to July 26, 2000, Lexington Management Corporation ("LMC") acted as administrator to the Fund and performed certain administrative and internal accounting services, including but not limited to, maintaining general ledger accounts, regulatory compliance, preparing financial information for semiannual and annual reports, preparing registration statements, calculating net asset values, providing shareholder communications, supervising the Custodian and Transfer Agent and providing facilities for such services. The Fund reimbursed LMC for its actual cost of providing such services, facilities and expenses.

         Administration fees paid by the Fund are as follows:


Year ended 12/31                         Administration Fees
----------------                         -------------------
      2000                                     $12,561
      2001                                     $28,743
      2002                                     $23,107

FORMER ADVISER AND SUB-ADVISER OF THE FUND

         Prior to July 26, 2000, LMC, P.O. Box 1515, Saddle Brook, New Jersey 07663 was the investment adviser pursuant to an Investment Advisory Agreement dated August 21, 1991 (the "Advisory Agreement"). The agreement was approved by the Fund's Board of Trustees (including a majority of the Trustees who were not parties to the Advisory Agreement or "interested persons" of any such party) on November 29, 1999 and was last approved by the Board of Trustees on November 29, 1999. LMC made recommendations to the Fund with respect to its investments and investment policies.

         For its investment management services to the Fund, under its Advisory Agreement, LMC received a monthly fee at the annual rate of 1.00% of the Fund's average daily net assets. LMC had agreed to reduce its management fee if necessary to keep total operating expenses at or below 2.50% of the Fund's average daily net assets. Total annual operating expenses may have been subject to state blue sky regulations. LMC could have terminated this voluntary reduction at any time.

         Under the terms of the investment management agreement, LMC also paid the Fund's expenses for office rent, utilities, telephone, furniture and supplies utilized for the Fund's principal office and the salaries and payroll expense of officers and Trustees of the Fund who are employees of LMC or its affiliates in carrying out its duties under the investment management agreement. The Fund paid all its other expenses, including custodian and transfer agent fees, legal and registration fees, audit fees, printing of prospectuses, shareholder reports and communications required for regulatory purposes or for distribution to existing shareholders, computation of net asset value, mailing of shareholder reports and communications, portfolio brokerage, taxes and independent Trustees' fees.

         LMC had entered into a sub-advisory management contract with Market Systems Research Advisors, Inc. ("MSR"), 80 Maiden Lane, New York, New York 10038, a registered investment adviser, under which MSR provided the Fund with certain investment management and administrative services. MSR served as investment adviser to private and institutional accounts. As of February 28, 2001, ING Investments directly manages the Fund.

         Sub-advisory Fees paid to the former Sub-adviser are as follows:

Year ended 12/31                         Sub-Advisory Fees
----------------                         -----------------
      1999                                    $169,353
      2000                                    $149,708
      2001*                                   $ 26,277

* As of February 28, 2001.

TRUSTEES AND OFFICERS OF THE FUND

BOARD OF TRUSTEES

         The Fund is managed by its Board of Trustees. The Trustees of the Fund are listed below. The mailing address of the Trustees is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258. The Board of Trustees governs the Fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who oversee the Fund's activities, review contractual arrangements with companies that provide services to the Fund, and review the Fund's performance.

         As of March 31, 2003, all officers and Trustees of the Fund as a group owned of record and beneficially less than 1% of the outstanding shares of the Fund.

         The Fund's Trustees and executive officers, their ages, their principal occupations and former affiliations are set forth below:

------------------------------------------------------------------------------------------------------------------------------------
                                                         TERM OF OFFICE
                                POSITION(S) HELD         AND LENGTH OF                    PRINCIPAL OCCUPATION(S) -
   NAME, ADDRESS AND AGE           WITH FUND             TIME SERVED(1)                    DURING THE PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
Independent Trustees
------------------------------------------------------------------------------------------------------------------------------------
PAUL S. DOHERTY                     Trustee              October 1999 -     Mr. Doherty is President and Partner, Doherty,
7337 E. Doubletree Ranch Rd.                             Present            Wallace, Pillsbury and Murphy, P.C., Attorneys
Scottsdale, Arizona 85258                                                   (1996 -Present); Director, Tambrands, Inc. (1993 -
Date of Birth: 04/28/1934                                                   1998); and Trustee of each of the funds managed by
                                                                            Northstar Investment Management Corporation (1993
                                                                            - 1999).
------------------------------------------------------------------------------------------------------------------------------------
J. MICHAEL EARLEY                   Trustee              February 2002 -    President and Chief Executive Officer, Bankers Trust
7337 E. Doubletree Ranch Rd.                             Present            Company, N.A. (1992 - Present).
Scottsdale, Arizona 85258
Date of Birth: 05/02/1945
------------------------------------------------------------------------------------------------------------------------------------
R. BARBARA GITENSTEIN               Trustee              February 2002 -    President, College of New Jersey (1999 - Present).
7337 E. Doubletree Ranch Rd.                             Present            Formerly, Executive Vice President and Provost,
Scottsdale, Arizona 85258                                                   Drake University (1992 - 1998).
Date of Birth: 02/18/1948
------------------------------------------------------------------------------------------------------------------------------------
WALTER H. MAY                       Trustee              October 1999 -     Retired. Formerly, Managing Director and Director
7337 E. Doubletree Ranch Rd.                             Present            of Marketing, Piper Jaffray, Inc.; Trustee of each of
Scottsdale, Arizona 85258                                                   the funds managed by Northstar Investment
Date of Birth: 12/21/1936                                                   Management Corporation (1996 - 1999).
------------------------------------------------------------------------------------------------------------------------------------
JOCK PATTON                         Trustee              August 1995 -      Private Investor (June 1997 - Present). Formerly,
7337 E. Doubletree Ranch Rd.                             Present            Director and Chief Executive Officer, Rainbow
Scottsdale, Arizona 85258                                                   Multimedia Group, Inc. (January 1999 - December
Date of Birth: 12/11/1945                                                   2001); Director of Stuart Entertainment, Inc.;
                                                                            Director of Artisoft, Inc. (1994 - 1998).
------------------------------------------------------------------------------------------------------------------------------------
DAVID W.C. PUTNAM                   Trustee              October 1999 -     President and Director, F.L. Putnam Securities
7337 E. Doubletree Ranch Rd.                             Present            Company, Inc. and its affiliates; President, Secretary
Scottsdale, Arizona 85258                                                   and Trustee, The Principled Equity Market Fund.
Date of Birth: 10/08/1939                                                   Formerly, Trustee, Trust Realty Corp.; Anchor
                                                                            Investment Trust; Bow Ridge Mining Company and
                                                                            each of the funds managed by Northstar Investment
                                                                            Management Corporation (1994 - 1999).
------------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
                                      NUMBER OF
                                    PORTFOLIOS IN
                                        FUND
                                       COMPLEX
                                     OVERSEEN BY
   NAME, ADDRESS AND AGE               TRUSTEE                 OTHER DIRECTORSHIPS HELD BY TRUSTEE
-----------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
-----------------------------------------------------------------------------------------------------
PAUL S. DOHERTY                          107                   Trustee, GCG Trust (February 2002 -
7337 E. Doubletree Ranch Rd.                                   Present).
Scottsdale, Arizona 85258
Date of Birth: 04/28/1934
-----------------------------------------------------------------------------------------------------
J. MICHAEL EARLEY                        107                   Trustee, GCG Trust (1997 - Present).
7337 E. Doubletree Ranch Rd.
Scottsdale, Arizona 85258
Date of Birth: 05/02/1945
-----------------------------------------------------------------------------------------------------
R. BARBARA GITENSTEIN                    107                   Trustee, GCG Trust (1997 - Present).
7337 E. Doubletree Ranch Rd.
Scottsdale, Arizona 85258
Date of Birth: 02/18/1948
-----------------------------------------------------------------------------------------------------
WALTER H. MAY                            107                   Trustee, GCG Trust (February 2002 -
7337 E. Doubletree Ranch Rd.                                   Present) and Best Prep Charity (1991 -
Scottsdale, Arizona 85258                                      Present).
Date of Birth: 12/21/1936
-----------------------------------------------------------------------------------------------------
JOCK PATTON                              107                   Trustee, GCG Trust (February 2002 -
7337 E. Doubletree Ranch Rd.                                   Present); Director, Hypercom, Inc.
Scottsdale, Arizona 85258                                      (January 1999 - Present); JDA Software
Date of Birth: 12/11/1945                                      Group, Inc. (January 1999 - Present);
                                                               Buick of Scottsdale, Inc.; National
                                                               Airlines, Inc.; BG Associates, Inc.; BK
                                                               Entertainment, Inc.; and Arizona
                                                               Rotorcraft, Inc.
-----------------------------------------------------------------------------------------------------
DAVID W.C. PUTNAM                        107                   Trustee, GCG Trust (February 2002 -
7337 E. Doubletree Ranch Rd.                                   Present), Anchor International Bond
Scottsdale, Arizona 85258                                      Trust (December 2000 - Present); F.L.
Date of Birth: 10/08/1939                                      Putnam Foundation (December 2000 -
                                                               Present); Progressive Capital
                                                               Accumulation Trust (August 1998 -
                                                               Present); Principled Equity Market Fund
                                                               (November 1996 - Present), Mercy
                                                               Endowment Foundation (1995 - Present);
                                                               Director, F.L. Putnam Investment
                                                               Management Company (December 2001
-----------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                         TERM OF OFFICE
                                POSITION(S) HELD         AND LENGTH OF                    PRINCIPAL OCCUPATION(S) -
   NAME, ADDRESS AND AGE           WITH FUND             TIME SERVED(1)                    DURING THE PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

BLAINE E. RIEKE                     Trustee              February 2001 -    General Partner, Huntington Partners (January
7337 E. Doubletree Ranch Rd.                             Present            1997 - Present). Chairman of the Board and
Scottsdale, Arizona 85258                                                   Trustee of each of the funds managed by ING
Date of Birth:  09/10/1933                                                  Investment Management Co. LLC (November 1998 -
                                                                            February 2001).
------------------------------------------------------------------------------------------------------------------------------------
ROGER B. VINCENT                    Trustee              February 2002 -    President, Springwell Corporation (1989 -
7337 E. Doubletree Ranch Rd.                             Present            Present). Formerly, Director, Tatham Offshore,
Scottsdale, Arizona 85258                                                   Inc. (1996 - 2000).
Date of Birth:  08/26/1945
------------------------------------------------------------------------------------------------------------------------------------
RICHARD A. WEDEMEYER                Trustee              February 2001 -    Retired.  Mr. Wedemeyer was formerly Vice
7337 E. Doubletree Ranch Rd.                             Present            President - Finance and Administration, Channel
Scottsdale, Arizona 85258                                                   Corporation (June 1996 - April 2002). Formerly, Vice
Date of Birth:  03/23/1936                                                  President, Operations and Administration, Jim Henson
                                                                            Productions (1979 - 1997); Trustee, First Choice Funds
                                                                            (1997 - 2001); and of each of the funds managed by ING
                                                                            Investment Managment Co. LLC (1998 - 2001).
------------------------------------------------------------------------------------------------------------------------------------
TRUSTEES WHO ARE "INTERESTED PERSONS"
------------------------------------------------------------------------------------------------------------------------------------
THOMAS J. MCINERNEY(2)              Trustee              February 2001 -    Chief Executive Officer, ING U.S. Financial
7337 E. Doubletree Ranch Rd.                             Present            Services (September 2001 - Present); General
Scottsdale, Arizona 85258                                                   Manager and Chief Executive Officer, ING U.S.
Date of Birth:  05/05/1956                                                  Worksite Financial Services (December 2000 -
                                                                            Present); Member, ING Americas Executive
                                                                            Committee (2001 - Present); President, Chief
                                                                            Executive Officer and Director of Northern Life
                                                                            Insurance Company (March 2001 - October 2002),
                                                                            ING Aeltus Holding Company, Inc. (2000 -
                                                                            Present), ING Retail Holding Company (1998 -
                                                                            Present), ING Life Insurance and Annuity
                                                                            Company (September 1997 - November 2002) and
                                                                            ING Retirement Holdings, Inc. (1997 -
                                                                            Present).  Formerly, General Manager and Chief
                                                                            Executive
------------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
                                      NUMBER OF
                                    PORTFOLIOS IN
                                        FUND
                                       COMPLEX
                                     OVERSEEN BY
   NAME, ADDRESS AND AGE               TRUSTEE                 OTHER DIRECTORSHIPS HELD BY TRUSTEE
-----------------------------------------------------------------------------------------------------
                                                               - Present); Asian American Bank and
                                                               Trust Company (June 1992 - Present);
                                                               and Notre Dame Health Care Center
                                                               (1991 - Present) F.L. Putnam Securities
                                                               Company, Inc. (June 1978 - Present);
                                                               and an Honorary Trustee, Mercy Hospital
                                                               (1973 - Present).
-----------------------------------------------------------------------------------------------------
BLAINE E. RIEKE                          107                   Trustee, GCG Trust (February 2002 -
7337 E. Doubletree Ranch Rd.                                   Present) and Morgan Chase Trust Co.
Scottsdale, Arizona 85258                                      (January 1998 - Present).
Date of Birth:  09/10/1933

-----------------------------------------------------------------------------------------------------
ROGER B. VINCENT                         107                   Trustee, GCG Trust (1994 - Present);
7337 E. Doubletree Ranch Rd.                                   and Director, AmeriGas Propane, Inc.
Scottsdale, Arizona 85258                                      (1998 - Present).
Date of Birth: 08/26/1945
-----------------------------------------------------------------------------------------------------
RICHARD A. WEDEMEYER                     107                   Trustee, GCG Trust (February 2002 -
7337 E. Doubletree Ranch Rd.                                   Present) and Touchstone Consulting
Scottsdale, Arizona 85258                                      Group (1997 - Present).
Date of Birth:  03/23/1936
-----------------------------------------------------------------------------------------------------
TRUSTEES WHO ARE "INTERESTED PERSONS"
-----------------------------------------------------------------------------------------------------
THOMAS J. MCINERNEY(2)                   161                   Trustee, GCG Trust (February 2002 -
7337 E. Doubletree Ranch Rd.                                   Present); Equitable Life Insurance
Scottsdale, Arizona 85258                                      Co., Golden American Life Insurance
Date of Birth:  05/05/1956                                     Co., Life Insurance Company of
                                                               Georgia, Midwestern United Life
                                                               Insurance Co., ReliaStar Life
                                                               Insurance Co., Security Life of
                                                               Denver, Security Connecticut Life
                                                               Insurance Co., Southland Life
                                                               Insurance Co., USG Annuity and Life
                                                               Company, and United Life and Annuity
                                                               Insurance Co. Inc (March 2001 -
                                                               Present); Director, Ameribest Life
                                                               Insurance Co., (March 2001 to
                                                               January 2003); Director, First
-----------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                         Term of Office
                                Position(s) held         and Length of                    Principal Occupation(s) -
   Name, Address and Age           with Fund             Time Served(1)                    during the Past 5 Years
------------------------------------------------------------------------------------------------------------------------------------
                                                                            Officer, ING Worksite Division (December 2000 -
                                                                            October 2001), President, ING-SCI, Inc. (August
                                                                            1997 - December 2000); President, Aetna Financial
                                                                            Services (August 1997 - December 2000).
------------------------------------------------------------------------------------------------------------------------------------
JOHN G. TURNER(3)                 Chairman and           October 1999 -     Chairman, Hillcrest Capital Partners (May
7337 E. Doubletree Ranch Rd.      Trustee                Present            2002-Present); President, Turner Investment
Scottsdale, Arizona 85258                                                   Company (January 2002 - Present). Mr. Turner
Date of Birth:  10/03/1939                                                  was formerly Vice Chairman of ING Americas
                                                                            (2000 - 2002); Chairman and Chief Executive
                                                                            Officer of ReliaStar Financial Corp. and
                                                                            ReliaStar Life Insurance Company (1993 -
                                                                            2000); Chairman of ReliaStar United Services Life
                                                                            Insurance Company (1995 - 1998); Chairman of ReliaStar
                                                                            Life Insurance Company of New York (1995 - 2001);
                                                                            Chairman of Northern Life Insurance Company (1992 -
                                                                            2001); Chairman and Trustee of the Northstar affiliated
                                                                            investment companies (1993 - 2001) and Director,
                                                                            Northstar Investment Management Corporation and
                                                                            its affiliates (1993 - 1999 ).

------------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
                                      NUMBER OF
                                    PORTFOLIOS IN
                                        FUND
                                       COMPLEX
                                     OVERSEEN BY
   NAME, ADDRESS AND AGE               TRUSTEE                 OTHER DIRECTORSHIPS HELD BY TRUSTEE
-----------------------------------------------------------------------------------------------------
                                                               Columbine Life Insurance Co. (March
                                                               2001 to December 2002); Member of the
                                                               Board, National Commission on
                                                               Retirement Policy, Governor's Council
                                                               on Economic Competitiveness and
                                                               Technology of Connecticut, Connecticut
                                                               Business and Industry Association,
                                                               Bushnell; Connecticut Forum; Metro
                                                               Hartford Chamber of Commerce; and is
                                                               Chairman, Concerned Citizens for
                                                               Effective Government.
-----------------------------------------------------------------------------------------------------
JOHN G. TURNER(3)                        107                   Trustee, GCG; Director, Hormel Foods
7337 E. Doubletree Ranch Rd.                                   Corporation (March 2000 - Present);
Scottsdale, Arizona 85258                                      Shopko Stores, Inc. (August 1999 -
Date of Birth:  10/03/1939                                     Present); and M.A. Mortenson Company
                                                               (March 2002 - Present).
-----------------------------------------------------------------------------------------------------

(1)      Trustees serve until their successors are duly elected and qualified

(2) Mr. McInerney is an "interested person," as defined by the 1940 Act, because of his affiliation with ING U.S. Worksite Financial Services, an affiliate of ING Investments, LLC

(3) Mr. Turner is an "interested person," as defined by the 1940 Act, because of his affiliation with ING Americas, an affiliate of ING Investments, LLC.

OFFICERS

         Information about the Fund's officers are set forth in the table below:

------------------------------------------------------------------------------------------------------------------------------------
NAME, ADDRESS AND AGE            POSITIONS HELD WITH THE FUND       TERM OF OFFICE AND LENGTH OF TIME SERVED (1)(2)
-------------------------------------------------------------------------------------------------------------------
JAMES M. HENNESSY                President, Chief Executive         March 2002 - Present
7337 E. Doubletree Ranch Rd.     Officer and Chief Operating        (For the ING Funds)
Scottsdale, Arizona 85258        Officer
Date of Birth:  04/09/1949
                                 President, Chief Executive         February 2001 - March 2002
                                 Officer and Chief Operating        (For the Pilgrim Funds)
                                 Officer

                                 Chief Operating Officer            June 2000 - February 2001
                                                                    (For the Pilgrim Funds)
-------------------------------------------------------------------------------------------------------------------
STANLEY D. VYNER                 Executive Vice President           March 2002 - Present
7337 E. Doubletree Ranch Rd.                                        (For the ING Funds)
Scottsdale, Arizona 85258
Date of Birth:  05/14/1950                                          July 1996 - March 2002
                                                                    (For the international portfolios of the
                                                                    Pilgrim Funds)
-------------------------------------------------------------------------------------------------------------------
MICHAEL J. ROLAND                Executive Vice President,          March 2002 - Present
7337 E. Doubletree Ranch Rd.     Assistant Secretary and            (For the ING Funds)
Scottsdale, Arizona 85258        Principal Financial Officer
Date of Birth:  05/30/1958
                                 Senior Vice President and          June 1998 - March 2002
                                 Principal Financial Officer        (For the Pilgrim Funds)

                                 Chief Financial Officer            December 2002 - Present
                                                                    (For the IPI Funds)
-------------------------------------------------------------------------------------------------------------------
ROBERT S. NAKA                   Senior Vice President and          March 2002 - Present
7337 E. Doubletree Ranch Rd.     Assistant Secretary                (For the ING Funds)
Scottsdale, Arizona 85258
Date of Birth:  06/17/1963       Senior Vice President and          November 1999 - March 2002
                                 Assistant Secretary                (For the Pilgrim Funds)

                                 Assistant Secretary                July 1996 - November 1999
-------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
NAME, ADDRESS AND AGE                  PRINCIPAL OCCUPATION(S) DURING THE LAST FIVE YEARS (3)
-----------------------------------------------------------------------------------------------------
JAMES M. HENNESSY                      President and Chief Executive Officer, ING Capital
7337 E. Doubletree Ranch Rd.           Corporation, LLC, ING Funds Services, LLC, ING Advisors, Inc.,
Scottsdale, Arizona 85258              ING Investments, LLC, Lexington Funds Distributor, Inc.,
Date of Birth:  04/09/1949             Express America T.C., Inc. and EAMC Liquidation Corp.
                                       (December 2001 - Present); Executive Vice President and Chief
                                       Operating Officer and ING Funds Distributor, LLC (June 2000 -
                                       Present).  Formerly, Executive Vice President and Chief
                                       Operating Officer, ING Quantitative Management, Inc. (October
                                       2001 - September 2002), Senior Executive Vice President (June
                                       2000 - December 2000) and Secretary (April 1995 - December
                                       2000), ING Capital Corporation, LLC, ING Funds Services, LLC,
                                       ING Investments, LLC, ING Advisors, Inc., Express America
                                       T.C., Inc. and EAMC Liquidation Corp.; Executive Vice
                                       President, ING Capital Corporation, LLC and its affiliates
                                       (May 1998 - June 2000); and Senior Vice President, ING Capital
                                       Corporation, LLC and its affiliates (April 1995 - April 1998).
-----------------------------------------------------------------------------------------------------
STANLEY D. VYNER                       Executive Vice President, ING Advisors, Inc. and ING
7337 E. Doubletree Ranch Rd.           Investments, LLC (July 2000 - Present) and Chief Investment
Scottsdale, Arizona 85258              Officer of the International Portfolios, ING Investments, LLC
Date of Birth:  05/14/1950             (July 1996 - Present).  Formerly, President and Chief
                                       Executive Officer, ING Investments, LLC (August 1996 - August
                                       2000).
-----------------------------------------------------------------------------------------------------
MICHAEL J. ROLAND                      Executive Vice President, Chief Financial Officer and
7337 E. Doubletree Ranch Rd.           Treasurer, ING Funds Services, LLC, ING Funds Distributor,
Scottsdale, Arizona 85258              LLC, ING Advisors, Inc., ING Investments, LLC, Inc., Lexington
Date of Birth:  05/30/1958             Funds Distributor, Inc., Express America T.C., Inc. and EAMC
                                       Liquidation Corp. (December 2001 - Present).  Formerly,
                                       Executive Vice President, Chief Financial Officer and
                                       Treasurer ING Quantitative Management (December 2001 -
                                       September 2002), Senior Vice President, ING Funds Services,
                                       LLC, ING Investments, LLC and ING Funds Distributor, LLC (June
                                       1998 - December 2001) and Chief Financial Officer of Endeavor
                                       Group (April 1997 - June 1998).
-----------------------------------------------------------------------------------------------------
ROBERT S. NAKA                         Senior Vice President and Assistant Secretary, ING Funds
7337 E. Doubletree Ranch Rd.           Services, LLC, ING Funds Distributor, LLC, ING Advisors, Inc.,
Scottsdale, Arizona 85258              ING Capital Corporation, LLC, ING Investments, LLC (October
Date of Birth:  06/17/1963             2001 - Present) and Lexington Funds Distributor, Inc.
                                       (December 2001 - Present).  Formerly, Senior Vice President
                                       and Assistant Secretary, ING Quantitative Management, Inc.
                                       (October 2001 - September 2002), Vice President, ING
                                       Investments, LLC (April 1997 - October 1999), ING
-----------------------------------------------------------------------------------------------------

Name, Address and Age            Positions Held with the Fund       Term of Office and Length of Time Served (1)(2)
-------------------------------------------------------------------------------------------------------------------
                                                                    (For the Pilgrim Funds)
-------------------------------------------------------------------------------------------------------------------
ROBYN L. ICHILOV                 Vice President and Treasurer       March 2002 - Present
7337 E. Doubletree Ranch Rd.                                        (For the ING Funds)
Scottsdale, Arizona 85258
Date of Birth:  09/25/1967       Vice President and Treasurer       May 1998 - March 2002
                                                                    (For the Pilgrim Funds)

                                 Vice President                     November 1997 - May 1998
                                                                    (For the Pilgrim Funds)
-------------------------------------------------------------------------------------------------------------------
KIMBERLY A. ANDERSON             Vice President and Secretary       March 2002 - Present
7337 E. Doubletree Ranch Rd.                                        (For the ING Funds)
Scottsdale, Arizona 85258
Date of Birth:  07/25/1964                                          February 2001 - March 2002
                                                                    (For the Pilgrim Funds)
-------------------------------------------------------------------------------------------------------------------
LAUREN D. BENSINGER              Vice President                     February 2003 - Present
7337 E. Doubletree Ranch Rd.                                        (For the ING Funds)
Scottsdale, Arizona 85258
Date of Birth:  02/06/1954
-------------------------------------------------------------------------------------------------------------------
SUE KINENS                       Assistant Vice President           February 2003 - Present
7337 E. Doubletree Ranch Rd.     and Assistant Secretary            (For the ING Funds)
Scottsdale, Arizona 85258
Date of Birth:  12/31/1976
-------------------------------------------------------------------------------------------------------------------
TODD MODIC                       Assistant Vice President           April 2002 - Present
7337 E. Doubletree Ranch Rd.                                        (For certain ING Funds)
Scottsdale, Arizona 85258
Date of Birth:  11/03/1967                                          March 2002 - Present
                                                                    (For certain ING Funds)
-------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
NAME, ADDRESS AND AGE                PRINCIPAL OCCUPATION(S) DURING THE LAST FIVE YEARS (3)
---------------------------------------------------------------------------------------------------
                                     Funds Services, LLC (February 1997 - August 1999) and Assistant
                                     Vice President, ING Funds Services, LLC (August 1995 - February
                                     1997).
-----------------------------------------------------------------------------------------------------
ROBYN L. ICHILOV                     Vice President, ING Funds Services, LLC (October 2001 -
7337 E. Doubletree Ranch Rd.         Present) and ING Investments, LLC (August 1997 - Present);
Scottsdale, Arizona 85258            Accounting Manager, ING Investments, LLC (November 1995 -
Date of Birth:  09/25/1967           Present).
---------------------------------------------------------------------------------------------------
KIMBERLY A. ANDERSON                 Vice President and Secretary, ING Funds Services, LLC, ING
7337 E. Doubletree Ranch Rd.         Funds Distributor, LLC, ING Advisors, Inc., ING Investments,
Scottsdale, Arizona 85258            LLC (October 2001 - Present) and Lexington Funds Distributor,
Date of Birth:  07/25/1964           Inc. (December 2001 - Present).  Formerly, Vice President, ING
                                     Quantitative Management, Inc. (October 2001 - September 2002);
                                     Assistant Vice President, ING Funds Services, LLC (November
                                     1999 - January 2001) and has held various other positions with
                                     ING Funds Services, LLC for more than the last five years.
---------------------------------------------------------------------------------------------------
LAUREN D. BENSINGER                  Vice President and Chief Compliance Officer (July, 1995 to
7337 E. Doubletree Ranch Rd.         Present), ING Funds Distributor, LLC. (formerly ING Funds
Scottsdale, Arizona 85258            Distributor, Inc. and ING Pilgrim Securities, Inc.); Vice
Date of Birth:  02/06/1954           President (February, 1996 to Present) and Chief Compliance
                                     Officer (October, 2001 to Present) ING Investments, LLC
                                     (formerly ING Pilgrim Investments, LLC and ING Investments,
                                     Inc.); Vice President and Chief Compliance Officer (July 2000
                                     to Present), ING Advisors, Inc. (formerly ING Pilgrim
                                     Advisors, Inc.), Vice President and Chief Compliance Officer
                                     (July 2000 to September 2002) ING Quantitative Management,
                                     Inc. (formerly ING Pilgrim Quantitative Management, Inc and
                                     Market Systems Research Advisors, Inc. ), and Vice President
                                     (July 1995 to Present) ING Fund Services, LLC (formerly ING
                                     Pilgrim Group, LLC).
---------------------------------------------------------------------------------------------------
SUE KINENS                           Assistant Vice President and Assistant Secretary, ING Funds
7337 E. Doubletree Ranch Rd.         Services, LLC (December 2002 - Present); and has held various
Scottsdale, Arizona 85258            other positions with ING Funds Services, LLC for the last five
Date of Birth:  12/31/1976           years.
---------------------------------------------------------------------------------------------------
TODD MODIC                           Director of Financial Reporting, ING Investments, LLC (March
7337 E. Doubletree Ranch Rd.         2001 - Present).  Formerly, Director of Financial Reporting,
Scottsdale, Arizona 85258            Axient Communications, Inc. (May 2000 - January 2001) and
Date of Birth:  11/03/1967           Director of Finance, Rural/Metro Corporation (March 1995 - May
                                     2000).
---------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
NAME, ADDRESS AND AGE            POSITIONS HELD WITH THE FUND       TERM OF OFFICE AND LENGTH OF TIME SERVED (1)(2)
-------------------------------------------------------------------------------------------------------------------
                                                                    August 2001 - March 2002
                                                                    (For the Pilgrim Funds)
-------------------------------------------------------------------------------------------------------------------
MARIA M. ANDERSON                Assistant Vice President           April 2002 - Present
7337 E. Doubletree Ranch Rd.                                        (For certain ING Funds)
Scottsdale, Arizona 85258
Date of Birth:  05/29/1958                                          March 2002 - April 2002
                                                                    (For certain ING Funds)

                                                                    August 2001 - March 2002
                                                                    (For the Pilgrim Funds)
-------------------------------------------------------------------------------------------------------------------

Name, Address and Age                  Principal Occupation(s) During the Last Five Years (3)
-----------------------------------------------------------------------------------------------------
MARIA M. ANDERSON                      Assistant Vice President, ING Funds Services, LLC (October
7337 E. Doubletree Ranch Rd.           2001 - Present).  Formerly, Manager of Fund Accounting and
Scottsdale, Arizona 85258              Fund Compliance, ING Investments, LLC (September 1999 -
Date of Birth:  05/29/1958             November 2001); Section Manager of Fund Accounting, Stein Roe
                                       Mutual Funds (July 1998 - August 1999); and Financial
                                       Reporting Analyst, Stein Roe Mutual Funds (August 1997 - July
                                       1998).

-----------------------------------------------------------------------------------------------------

(1) The officers hold office until the next annual meeting of the Trustees and until their successors shall have been elected and qualified.

(2) Prior to May 1999, the Pilgrim family of funds consisted of 5 registrants with 8 series. As of May 24, 1999, the former Nicholas-Applegate Capital Management funds (consisting of 1 registrant with 11 series) joined the fund complex and the fund complex retained the name "Pilgrim Funds." On November 16, 1999, the former Northstar funds (consisting of 9 registrants with 22 series) joined the fund complex and the fund complex retained the name "Pilgrim Funds." On July 26, 2000, the former Lexington funds (consisting of 14 registrants with 14 series) joined the fund complex and the fund complex retained the name "Pilgrim Funds." On March 23, 2001, the original ING funds (consisting of 2 registrants with 18 series) joined the fund complex and the fund complex retained the name "Pilgrim Funds." On March 1, 2002, the former Aetna funds (consisting of 8 registrants with 50 series) joined the fund complex and the name of the fund complex name changed to "ING Funds.

(3) The following documents the evolution of the name of each ING corporate entity referenced in the above biographies:

ING Investments, LLC (March 2002 - name changed from ING Pilgrim Investments,
  LLC)
    ING Mutual Funds Management Co., LLC (April 2001 - merged into ING Pilgrim
      Investments, LLC)
    ING Pilgrim Investments, Inc. (February 2001 - merged into ING Pilgrim
      Investments, LLC)
    ING Pilgrim Investments, LLC (February 2001 - formed)
    ING Pilgrim Investments, Inc. (September 2000 - name changed from Pilgrim Investments, Inc.)
    Pilgrim Advisors, Inc.** (April 2000 - merged into Pilgrim Investments,
      Inc.)
    Pilgrim Investments, Inc. (October 1998 - name changed from Pilgrim America
      Investments, Inc.)
    Pilgrim America Investments, Inc. (April 1995 - name changed from Newco
      Advisory Corporation)
    Newco Advisory Corporation (December 1994 - incorporated)

    **Pilgrim Advisors, Inc. (November 1999 - name changed from Northstar
      Investment Management Corporation)

ING Funds Distributor, LLC.  (October 2002)
    ING Funds Distributor, Inc. (October 2002 - merged into ING Funds
      Distributor, LLC)
    ING Funds Distributor, LLC (October 2002 - formed)
    ING Pilgrim Securities, Inc. (September 2000 - name changed from Pilgrim
      Securities, Inc.)
    Northstar Distributors Inc. (November 1999 - merged into Pilgrim Securities,
      Inc.)
    Pilgrim Securities, Inc.  (October 1998 - name changed from Pilgrim America
      Securities, Inc.)
    Pilgrim America Securities, Inc. (April 1995 - name changed from Newco
      Distributors Corporation)
    Newco Distributors Corporation (December 1994 -incorporated)

ING Funds Services, LLC (March 2002 - name changed from ING Pilgrim Group, LLC)
    ING Pilgrim Group, Inc. (February 2001 - merged into Pilgrim Group LLC)
    ING Pilgrim Group, LLC (February 2001 - formed)
    ING Pilgrim Group, Inc. (September 2000 - name changed from Pilgrim Group,
      Inc.)
    Lexington Global Asset Managers, Inc. (July 2000 - merged into Pilgrim
      Group, Inc.)
    Northstar Administrators, Inc. (November 1999 - merged into Pilgrim Group,
      Inc.)
    Pilgrim Group, Inc. (October 1998 - name changed from Pilgrim American
      Group, Inc.)
    Pilgrim America Group, Inc. (April 1995 - name changed from Newco Holdings
      Management Corporation)
    Newco Holdings Management Corporation (December 1994 - incorporated)

ING Capital Corporation, LLC (March 2002 - name changed from ING Pilgrim Capital
  Corporation, LLC)
    ING Pilgrim Capital Corporation (February 2001 - merged into ING Pilgrim
      Capital Corporation, LLC)
    ING Pilgrim Capital Corporation, LLC (February 2001 - formed)
    ING Pilgrim Capital Corporation (September 2000 - name changed from Pilgrim
      Capital Corporation)
    Pilgrim Capital Corporation (February 2000 - name changed from Pilgrim
      Holdings Corporation)
    Pilgrim Holdings Corporation (October 1999 - name changed from Northstar
      Holdings, Inc.)
    Northstar Holdings, Inc. (October 1999 - merged into Pilgrim Capital
      Corporation)
    Pilgrim Capital Corporation (June 1999 - name changed from Pilgrim America
      Capital Corporation)
    Pilgrim Capital Corporation (June 1999 - merged into Pilgrim America Capital
      Corporation)
    Pilgrim America Capital Corporation (April 1997 - incorporated)

ING Advisors, Inc. (March 2002 - name changed from ING Pilgrim Advisors, Inc.)
    ING Pilgrim Advisors, Inc. (March 2001 - name changed from ING Lexington
      Management Corporation)
    ING Lexington Management Corporation (October 2000 - name changed from
      Lexington Management Corporation)
    Lexington Management Corporation (December 1996 - incorporated)

ING Quantitative Management, Inc. (September 2002 - Dissolved)
    ING Quantitative Management, Inc. (March 2002 - name changed from ING
      Pilgrim Quantitative Management, Inc.)
    ING Pilgrim Quantitative Management, Inc. (March 2001 - name changed from
      Market Systems Research Advisors)
    Market Systems Research Advisors, Inc. (November 1986 - incorporated)

STANDING COMMITTEES OF THE FUND

         The Board of Trustees governs the Fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who oversee the Fund's activities, review contractual arrangements with companies that provide services to the Fund, and review the Fund's performance.

         Committees

         An Executive Committee of the Board of Trustees was formed in order to act on behalf of the full Board of Trustees between meetings when necessary. The following Trustees serve as members of the Executive Committee: Messrs. Turner, McInerney, May and Patton. Mr. Turner serves as Chairman of the Committee. The Executive Committee held 4 meetings during the fiscal year ended December 31, 2002.

         The Board of Trustees has established a Nominating Committee for the purpose of considering and presenting to the Board of Trustees candidates it proposes for nomination to fill Independent Trustee vacancies on the Board of Trustees. The Nominating Committee currently consists of Dr. Gitenstein and Messrs. Doherty, May, and Wedemeyer. Mr. May serves as Chairman of the Committee. The Committee does not currently have a policy regarding whether it will consider nominees recommended by shareholders. The Nominating Committee held 1 meeting during the fiscal year ended December 31, 2002.

         The Board of Trustees has an Audit Committee whose function is to meet with the independent auditors of the Fund to review the scope of the Fund's audit, its financial statements and interim accounting controls, and to meet with management concerning these matters, among other things. The Audit Committee currently consists of Messrs. Putnam, Rieke, Vincent and Earley. Mr. Earley serves as Chairman of the Committee. The Audit Committee held 4 meetings during the fiscal year ended December 31, 2002.

         The Board of Trustees has formed a Valuation Committee whose function is to review the determination of the value of securities held by the Fund for which market quotations are not available. The Valuation Committee currently consists of Dr. Gitenstein and Messrs. Patton, May, Doherty and Wedemeyer. Mr. Patton serves as Chairman of the Committee. The Valuation Committee held 4 meetings during the fiscal year ended December 31, 2002.

         The Board of Trustees has established Investment Review Committees one of which will monitor the investment performance of the Fund and make recommendations to the Board of Directors with respect to the Fund. The Committee for the Fund currently consists of Messrs. Vincent, Turner, Putnam, Rieke and Earley. Mr. Vincent serves as Chairman of this Committee. The Investment Review Committee for the Fund held 4 meetings during the fiscal year ended December 31, 2002.

TRUSTEE OWNERSHIP OF SECURITIES

SHARE OWNERSHIP POLICY

         In order to further align the interests of the Independent Trustees with shareholders, it is the policy to own, beneficially, shares of one or more ING Funds at all times. For this purpose, beneficial ownership of Fund shares includes ownership of a variable annuity contract or a variable life insurance policy whose proceeds are invested in a Fund.

         Under this Policy, the initial value of investments in the ING Funds that are beneficially owned by a Trustee must equal at least $50,000. Existing Trustees shall have a reasonable amount of time from the date of adoption of this Policy in order to satisfy the foregoing requirements. A new Trustee shall satisfy the foregoing requirements within a reasonable amount of time of becoming a Trustee. A decline in the value of any Fund investments will not cause a Trustee to have to make any additional investments under this Policy.

         Set forth below is the dollar range of equity securities owned by each Trustee.

-----------------------------------------------------------------------------------------------------------------------
                                                                                    AGGREGATE DOLLAR RANGE OF EQUITY
                                                                                SECURITIES IN ALL REGISTERED INVESTMENT
                                         DOLLAR RANGE OF EQUITY SECURITIES IN      COMPANIES OVERSEEN BY TRUSTEE IN
          NAME OF TRUSTEE                    FUND AS OF DECEMBER 31, 2002           FAMILY OF INVESTMENT COMPANIES
-----------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
-----------------------------------------------------------------------------------------------------------------------
Paul S. Doherty                                          None                              $50,001 - $100,000
-----------------------------------------------------------------------------------------------------------------------
J. Michael Earley(1)                                     None                                     None
-----------------------------------------------------------------------------------------------------------------------
R. Barbara Gitenstein(1)                                 None                              $10,001 - $50,000
-----------------------------------------------------------------------------------------------------------------------
Walter H. May                                            None                                Over $100,000
-----------------------------------------------------------------------------------------------------------------------
Jock Patton                                              None                              $50,001 - $100,000
-----------------------------------------------------------------------------------------------------------------------
David W. C. Putnam                                       None                                Over $100,000
-----------------------------------------------------------------------------------------------------------------------
Blaine E. Rieke                                          None                              $50,001 - $100,000
-----------------------------------------------------------------------------------------------------------------------
Roger B. Vincent(1)                                      None                                Over $100,000
-----------------------------------------------------------------------------------------------------------------------
Richard A. Wedemeyer                                     None                              $10,001 - $50,000
-----------------------------------------------------------------------------------------------------------------------
TRUSTEES WHO ARE "INTERESTED PERSONS"
-----------------------------------------------------------------------------------------------------------------------
Thomas J. McInerney                                      None                              $50,001 - $100,000
-----------------------------------------------------------------------------------------------------------------------
John G. Turner                                           None                                Over $100,000
-----------------------------------------------------------------------------------------------------------------------

(1) Commenced Service as a Trustee on February 26, 2002.

INDEPENDENT TRUSTEE OWNERSHIP OF SECURITIES

         Set forth in the table below is information regarding each Independent Trustee's (and his immediate family members) share ownership in securities of the Fund's Investment Manager or Principal Underwriter, and the ownership of securities in an entity controlling, controlled by or under common control with the Investment Manager or Principal Underwriter of the Fund (not including registered investment companies) as of December 31, 2002

--------------------------------------------------------------------------------------------------------------
                                   NAME OF
                                 OWNERS AND
                                RELATIONSHIP                                         VALUE OF    PERCENTAGE OF
    NAME OF TRUSTEE              TO TRUSTEE         COMPANY       TITLE OF CLASS    SECURITIES       CLASS
--------------------------------------------------------------------------------------------------------------
PAUL S. DOHERTY                      N/A              N/A               N/A             $0            N/A
--------------------------------------------------------------------------------------------------------------
J. MICHAEL EARLEY(1)                 N/A              N/A               N/A             $0            N/A
--------------------------------------------------------------------------------------------------------------
R. BARBARA GITENSTEIN(1)             N/A              N/A               N/A             $0            N/A
--------------------------------------------------------------------------------------------------------------
WALTER H. MAY                        N/A              N/A               N/A             $0            N/A
--------------------------------------------------------------------------------------------------------------
JOCK PATTON                          N/A              N/A               N/A             $0            N/A
--------------------------------------------------------------------------------------------------------------
DAVID W. C. PUTNAM                   N/A              N/A               N/A             $0            N/A
--------------------------------------------------------------------------------------------------------------
BLAINE E. RIEKE                      N/A              N/A               N/A             $0            N/A
--------------------------------------------------------------------------------------------------------------
ROGER B. VINCENT(1)                  N/A              N/A               N/A             $0            N/A
--------------------------------------------------------------------------------------------------------------
RICHARD A. WEDEMEYER                 N/A              N/A               N/A             $0            N/A
--------------------------------------------------------------------------------------------------------------

(1) Commenced service as a Trustee on February 26, 2002.

COMPENSATION OF TRUSTEES

         The Fund pays each Trustee who is not an interested person a pro rata share as described below of: (i) an annual retainer of $40,000 (Messrs. Patton and May, as lead trustees, receive an annual retainer of $55,000); (ii) $7,000 for each in person meeting of the Board of Trustees; (iii) $2,000 per attendance of any committee meeting; (iv) $2,000 per telephonic meeting; and (v) out-of-pocket expenses. The pro rata share paid by the Fund is based on the average net assets as a percentage of the average net assets of all the funds managed by the Investment Manager for which the Trustees serve in common as Trustees.

         The following table sets forth information regarding compensation of Trustees by the Fund and other funds managed by ING Investments for the fiscal year ended December 31, 2002. Officers of the Fund and Trustees who are interested persons of the Fund do not receive any compensation from the Fund or any other funds managed by ING Investments. In the column headed "Total Compensation From Registrant and Fund Complex Paid to Directors," the number in parentheses indicates the total number of boards in the fund complex on which the Trustees served during that fiscal year.

                               COMPENSATION TABLE

----------------------------------------------------------------------------------------------------------------------------------
                                                         PENSION OR RETIREMENT      ESTIMATED ANNUAL     TOTAL COMPENSATION FROM
                           AGGREGATE COMPENSATION     BENEFITS ACCRUED AS PART OF    BENEFITS UPON         REGISTRANT AND FUND
NAME OF PERSON, POSITION       FROM THE FUND                FUND EXPENSES            RETIREMENT(5)     COMPLEX PAID TO TRUSTEES(4)
----------------------------------------------------------------------------------------------------------------------------------
Paul S. Doherty                     $95                          N/A                       N/A                    $76,532
Trustee
----------------------------------------------------------------------------------------------------------------------------------
J. Michael Earley(3)                $67                          N/A                       N/A                    $48,305
Trustee
----------------------------------------------------------------------------------------------------------------------------------
Barbara Gitenstein(3)               $67                          N/A                       N/A                    $50,658
Trustee
----------------------------------------------------------------------------------------------------------------------------------
Alan S. Gosule(2)                   $22                          N/A                       N/A                    $12,500
Trustee
----------------------------------------------------------------------------------------------------------------------------------
Walter H. May                       $117                         N/A                       N/A                    $88,288
Trustee
----------------------------------------------------------------------------------------------------------------------------------
Thomas J. McInerney (1)             N/A                          N/A                       N/A                      N/A
Trustee
----------------------------------------------------------------------------------------------------------------------------------
Jock Patton                         $83                          N/A                       N/A                    $88,759
Trustee
----------------------------------------------------------------------------------------------------------------------------------
David W.C. Putnam                   $75                          N/A                       N/A                    $76,855
Trustee
----------------------------------------------------------------------------------------------------------------------------------
Blaine E. Rieke                     $97                          N/A                       N/A                    $74,771
Trustee
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
                                                         PENSION OR RETIREMENT      ESTIMATED ANNUAL     TOTAL COMPENSATION FROM
                           AGGREGATE COMPENSATION     BENEFITS ACCRUED AS PART OF    BENEFITS UPON         REGISTRANT AND FUND
NAME OF PERSON, POSITION       FROM THE FUND                FUND EXPENSES            RETIREMENT(5)     COMPLEX PAID TO TRUSTEES(4)
----------------------------------------------------------------------------------------------------------------------------------
John G. Turner(1)                   N/A                          N/A                       N/A                      N/A
Trustee
----------------------------------------------------------------------------------------------------------------------------------
Roger Vincent(3)                    $75                          N/A                       N/A                    $76,011
Trustee
----------------------------------------------------------------------------------------------------------------------------------
Richard A. Wedemeyer                $94                          N/A                       N/A                    $70,133
Trustee
----------------------------------------------------------------------------------------------------------------------------------
R. Glenn Hilliard(6)                N/A                          N/A                       N/A                      N/A
----------------------------------------------------------------------------------------------------------------------------------

1) "Interested person," as defined in the 1940 Act, of the Company because of the affiliation with an investment adviser to the ING Funds. Officers and Trustees who are interested persons do not receive any compensation from the Fund.

2) Resigned as a Trustee effective December 28, 2001. Mr. Gosule is a partner at Clifford Chance Rogers and Wells LLP, which has provided legal services to certain ING Funds. Mr. Gosule was paid $132,500 upon his retirement pursuant to a retirement policy adopted by the ING Funds. Mr. Gosule satisfied the criteria for such payment (which was equal to twice the compensation normally paid to him for one year of service) since he served as and Independent Trustee for certain ING Funds for 5 years prior to his resignation.

3)       Commenced service as a Trustee on February 26, 2002.

4) Represents compensation from 107 funds (total in complex as of December 31, 2002).

5) The ING Funds have adopted a retirement policy under which a Director/Trustee who has served as an Independent Director/Trustee for five years or more will be paid by ING Funds at the time of his or her retirement an amount equal to twice the compensation paid to the Independent Director/Trustee for one year of service.

6)       Resigned as a Trustee effective April 30, 2003.

                PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

         The Investment Management Agreement authorizes the Investment Adviser to select the brokers or dealers that will execute the purchase and sale of investment securities for the Fund. Pursuant to the Investment Management Agreement, the Investment Adviser determines, subject to the instructions of and review by the Board of Trustees, which securities are to be purchased and sold by the Fund and which brokers are to be eligible to execute portfolio transaction of the Fund.

         Subject to policies established by the Fund's Board of Trustees, the Investment Manager is responsible for the execution of the Fund's portfolio transactions and the selection of brokers/dealers that execute such transactions on behalf of the Fund. The Fund's primary policy is to execute all purchases and sales of portfolio instruments at the most favorable prices consistent with best execution, taking into account such factors as the price (including the applicable brokerage commission or dealer spread), size of order, difficulty of execution and operational facilities of the firm involved. This policy governs the selection of brokers and dealers and the market in which a transaction is executed. Consistent with this policy, the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and such other policies as the Trustees may determine, ING Investments may consider sales of shares of the Fund and of the other funds managed by ING Investments (the "ING Funds") as a factor in the selection of broker/dealers to execute the Fund's portfolio transactions.

         Consistent with the interests of the Fund, the Investment Manager may select brokers to execute the Fund's portfolio transactions on the basis of the research and brokerage services they provide to the Investment Manager for its use in managing the Fund and its other advisory accounts so long as the criteria of Section 28(e) of the Securities Exchange Act of 1934 are met. Section 28(e) of the Securities Exchange Act of 1934 was adopted in 1975 and specifies that a person with investment discretion shall not be deemed to have acted unlawfully or to have breached a fiduciary duty solely because such person has caused the account to pay higher commissions than the lowest available under certain circumstances, provided that the person so exercising investment discretion makes a good faith determination that the amount of commissions paid was reasonable in relation to the value of the brokerage and research services provided are viewed in terms of either that particular transaction or his overall responsibilities with respect to the accounts as to which he exercises investment discretion. Such services may include furnishing analyses, reports and information concerning issuers, industries, securities, geographic regions, economic factors and trends, portfolio strategy, and performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). Research and brokerage services received from such brokers are in addition to, and not in lieu of, the services required to be performed by the Investment Manager under the Investment Management Agreement. A commission paid to such brokers may be higher than that which another qualified broker would have charged for effecting the same transaction, provided that the Investment Manager determines in good faith that such commission is reasonable in terms either of that particular transaction or the overall responsibility of the Investment Manager to the Fund and its other clients and that the total commissions paid by the Fund will be reasonable in relation to the benefits received by the Fund over the long term. Research services may also be received from dealers who execute Fund transactions.

         Currently, it is not possible to determine the extent to which commissions that reflect an element of value for research services (soft dollars) might exceed commissions that would be payable for execution services alone. Nor generally can the value of research services to the Fund be measured. Research services furnished might be useful and of value to ING Investments and its affiliates, in serving other clients as well as the Fund. On the other hand, any research services obtained by ING Investments or its affiliates from the placement of portfolio brokerage of other clients might be useful and of value to ING Investments in carrying out its obligations to the Fund.

         Investment decisions for the Fund and for other investment accounts managed by the Investment Manager are made independently of each other in light of differing conditions. However, the same investment decision occasionally may be made for two or more of such accounts. In such cases, simultaneous transactions may occur. Purchases or sales are then allocated as to price or amount in a manner deemed fair and equitable to all accounts involved. While in some cases this practice could have a detrimental effect upon the price or value of the security as far as the Fund is concerned, in other cases the Investment Manager believes that coordination and the ability to participate in volume transactions will be beneficial to the Fund.

         The Fund anticipates that brokerage transactions involving securities of companies domiciled in countries other than the United States will normally be conducted on the principal stock exchanges of those countries. Fixed commissions of foreign stock exchange transactions are generally higher than the negotiated commission rates available in the United States. There is generally less government supervision and regulation of foreign stock exchanges and broker/dealers than in the United States.

         The Fund engages in portfolio trading when the Investment Manager concludes that the sale of a security owned by the Fund and/or the purchase of another security of better value can enhance principal and/or increase income. A security may be sold to avoid any prospective decline in market value, or a security may be purchased in anticipation of a market rise. Consistent with the Fund's investment objectives, a security also may be sold and a comparable security purchased coincidentally in order to take advantage of what is believed to be a disparity in the normal yield and price relationship between the two securities.

         The brokerage commissions paid by the Fund and the Fund's portfolio turnover rate for the last three fiscal years are as follows: For 2000, the Fund's portfolio turnover rate was 72% and the Fund paid in $69,031 broker commissions and of that amount, $19,874 was paid for with soft dollars. For 2001, The Fund's portfolio turnover rate was 85% and the Fund paid $80,092 in broker commissions and of that amount $24,498 was paid for with soft dollars. For 2002, the Fund's portfolio turnover rate was 80% and the Fund paid $121,270 in broker commissions and of that amount $22,357 was paid for with soft dollars. The Investment Manager instituted a new policy of conducting trades on the NASDAQ on an agency basis instead of a principal basis in 2002, which resulted in the Fund reporting higher brokerage commissions.

                             CAPITAL STOCK STRUCTURE

         Individual variable annuity contract holders and variable life insurance policy holders are not shareholders of the Fund. The Participating Insurance Companies and their separate accounts are the shareholders or investors, although such companies may pass through voting rights to their variable annuity contract or variable life insurance policy. Shares of the Fund are not offered directly to the general public.

DIVIDENDS, DISTRIBUTIONS, VOTING, PREEMPTIVE AND REDEMPTION RIGHTS

         Shareholders of the Fund are given voting rights. Each share of the Fund will be given one vote, unless a different allocation of voting rights is required under applicable law for a mutual fund that is an investment medium for variable life insurance or annuity contracts. Participating Insurance Companies provide variable annuity contract holders and policy holders the right to direct the voting of Fund shares at shareholder meetings to the extent required by law. See the Separate Account prospectus for the Variable Contract for more information regarding the pass-through of these voting rights.

         Massachusetts business trust law does not require the Fund to hold annual shareholder meetings, although special meetings may be held for the Fund, for purposes such as electing or removing Trustees, changing fundamental policies or approving an investment management contract. A shareholders' meeting will be held after the Fund begins operations for the purpose of electing the initial Board of Trustees to fill any existing vacancies on the Board if, at any time, fewer than a majority of the Trustees have been elected by the shareholders of the Fund. In addition, the holders of not less than two-thirds of the outstanding shares or other voting interests of the Fund may remove a person serving as Trustee either by declaration in writing or at a meeting called for such purpose. The Trustees are required to call a meeting for the purpose of considering the removal of a person serving as trustee, if requested in writing to do so by the holders of a person serving as trustee, or if requested in writing to do so by the holders of not less than 10% of the outstanding shares of other voting interests of the Fund. The Fund is required to assist in shareholders' communications. In accordance with current laws, an insurance company issuing a variable life insurance or annuity contract that participates in the Fund will request voting instructions from contract holders and policy holders and will vote shares or other voting interest in the Separate Account in proportion to the voting instructions received.

         Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Fund, or Portfolio thereof, organized as a Massachusetts business trust. The Declaration of Trust further provides for indemnification out of the assets and property of the Fund, or Portfolio thereof, for all loss and expense of any shareholder held personally liable for the obligations of the Fund or Portfolio. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund or Portfolio would be unable to meet its obligations.

                                 NET ASSET VALUE


         As noted in the Prospectus, the net asset value ("NAV") and offering price of the Fund's shares will be determined once daily as of the close of regular trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern time) during each day on which the NYSE is open for trading. As of the date of this Statement of Additional Information, the NYSE is closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

         Portfolio securities listed or traded on a national securities exchange will be valued at the last reported sale price on the valuation day. Securities traded on an exchange for which there has been no sale that day and other securities traded in the over-the-counter market will be valued at the mean between the last reported bid and asked prices on the valuation day. Portfolio securities reported by NASDAQ will be valued at the NASDAQ Official Closing Price on the valuation day. In cases in which securities are traded on more than one exchange, the securities are valued on the exchange that is normally the primary market. Short-term obligations maturing in less than 60 days will generally be valued at amortized cost. This involves valuing a security at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Fund would receive if it sold the instrument. See "How Shares are Priced" in the Information For Investors section of the Prospectus. The long-term debt obligations held in a Fund's portfolio will be valued at the mean between the most recent bid and asked prices as obtained from one or more dealers that make markets in the securities when over-the counter market quotations are readily available.

         Securities and assets for which market quotations are not readily available (which may include certain restricted securities which are subject to limitations as to their sale) are valued at their fair values as determined in good faith by or under the supervision of the Fund's Board, in accordance with methods that are specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that a Fund calculates its net asset value may also be valued at their fair values as determined in good faith by or under the supervision of the Fund's Board, in accordance with methods that are specifically authorized by the Board. The valuation procedures applied in any specific instance are likely to vary from case to case. With respect to a restricted security, for example, consideration is generally given to the cost of the investment, the market value of any unrestricted securities of the same class at the time of valuation, the potential expiration of restrictions on the security, the existence of any registration rights, the costs to the Fund related to registration of the security, as well as factors relevant to the issuer itself. Consideration may also be given to the price and extent of any public trading in similar securities of the issuer or comparable companies' securities.

         The prices of foreign securities are determined using information derived from pricing services and other sources. The value of the foreign securities traded on exchanges outside the United States is generally based upon the price on the foreign exchange as of the close of business of the exchange preceding the time of valuation (or, if earlier, at the time of a Fund's valuation). Foreign securities markets may close before the Fund determines its NAV. European, Asian, Latin American, or other international securities trading may not take place on all days on which the NYSE is open. Further, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on days on which the NYSE is not open. Consequently, the calculation of the Fund's NAV may not take place contemporaneously with the determination of the prices of securities held by the Fund in foreign securities markets. Further, the value of a

Fund's assets may be significantly affected by foreign trading on days when a shareholder cannot purchase or redeem shares of the Fund.

         If a significant event which is likely to impact the value of one or more foreign securities held by the Fund occurs after the time at which the foreign market for such security(ies) closes but before the time that the Fund's NAV is calculated on any business day, such event may be taken into account in determining the fair value of such security(ies) at the time the Fund calculates its NAV. The Board of Trustees has adopted procedures under which the fair value of foreign securities may, upon the occurrence of a significant event, be determined as of the time the Fund calculates its NAV. For these purposes, significant events after the close of trading on a foreign market may include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other disasters, and political and other events. Among other elements of analysis, the Board of Trustees has authorized the use of one or more research services to assist with the determination of the fair value of foreign securities in light of significant events. Research services use statistical analyses and quantitative models to help determine fair value as of the time the Fund calculates its NAV. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment, and the fair value assigned to a security may not represent the actual value that the Fund could obtain if it were to sell the security at the time of the close of the NYSE. Pursuant to procedures adopted by the Board of Trustees, the Funds is not obligated to use the fair valuations suggested by any research service, and valuations provided by such research services may be overridden if other events have occurred, or if other fair valuations are determined in good faith to be more accurate. Unless a market movement or other event has occurred which constitutes a significant event under procedures adopted by the Board of Trustees, events affecting the values of portfolio securities that occur between the time of the close of the foreign market on which they are traded and the close of regular trading on the NYSE will not be reflected in the Fund's NAV.

         Quotations of foreign securities in foreign currency are converted to U.S. dollar equivalents using the foreign exchange quotation in effect at the time NAV is computed.

         Options on currencies purchased by the Fund are valued at their last bid price in the case of listed options or at the average of the last bid prices obtained from dealers in the case of OTC options.

         The fair value of other assets is added to the value of all securities positions to arrive at the value of the Fund's total assets. The Fund's liabilities, including accruals for expenses, are deducted from its total assets. Once the total value of the Fund's net assets is so determined, that value is then divided by the total number of shares outstanding (excluding treasury shares), and the result, rounded to the nearest cent, is the net asset value per share.

         Orders received by dealers prior to the close of regular trading on the NYSE will be confirmed at the offering price computed as of the close of regular trading on the NYSE provided the order is received by the Distributor prior to its close of business that same day (normally 4:00 P.M. Pacific time). It is the responsibility of the dealer to insure that all orders are transmitted timely to the Fund. Orders received by dealers after the close of regular trading on the NYSE will be confirmed at the next computed offering price as described in the Prospectus.

                                   TAX MATTERS

         The following is a summary of certain United States federal income tax consequences relating to the ownership of shares in the Fund by the separate accounts of life insurance companies for the purpose of funding variable insurance policies. Unless otherwise stated, this summary deals only with the status of the Fund as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code") and the application of the diversification rules under section 817(h) of the Code. It does not deal with any other federal, state, local or foreign tax consequences, including the possible effect of leveraged investments or the treatment of hedging devices. It also does not deal with insurance companies that are not domiciled in the United States. This summary is based on the Code, United States Treasury regulations thereunder (the "Treasury Regulations") and administrative and judicial interpretations thereof, as of the date hereof, all of which are subject to change, possibly on a retroactive basis. Any such changes may be applied retroactively in a manner that could cause the tax consequences to vary substantially from the consequences described below, possibly adversely affecting a beneficial owner of the Fund.

         The Fund intends to qualify to be taxed as a "regulated investment company" under the provisions of Subchapter M of the Code. If the Fund qualifies as a "regulated investment company" and complies with the appropriate provisions of the Code, it will be relieved of federal income tax on the amounts of income it distributes.

         To qualify to be taxed as a regulated investment company, the Fund generally must, among other things: (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of securities or foreign currencies, and other income (including gains from certain options, futures, and forward contracts) derived with respect to its business of investing in securities or foreign currencies; (b) diversify its holdings so that at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash, cash items, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies), or of two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses or related trades or businesses; and (c) distribute in each taxable year at least 90% of the sum of its investment company taxable income and its net tax-exempt interest income. If the Fund does not meet all of these Code requirements, it will be taxed as an ordinary corporation and its distributions (to the extent of available earnings and profits) will be taxed to shareholders as ordinary income (except to the extent a shareholder is exempt from tax).
         Generally, in order to avoid a 4% nondeductible excise tax, the Fund must distribute to its shareholders during the calendar year the following amounts:

         -  98% of the Portfolio's ordinary income for the calendar year;

         - 98% of the Portfolio's capital gain net income (all capital gains, both long-term and short-term, minus all such capital losses), all computed as if the Portfolio were on a taxable year ending October 31 of the year in question and beginning the previous November 1; and

         - any undistributed ordinary income or capital gain net income for the prior year.

         The excise tax generally is inapplicable to any regulated investment company whose sole shareholders are either tax-exempt pension trusts or separate accounts of life insurance companies funding variable contracts. Although the Fund believes that it is not subject to the excise tax, the Fund intends to make the distributions required to avoid the imposition of such a tax.

         The Fund also intends to comply with the separate diversification requirements imposed by Section 817(h) of the Code and the regulations thereunder on certain insurance company separate accounts. These requirements, which are in addition to the diversification requirements imposed on the Fund by the 1940 Act and Subchapter M of the Code, place certain limitations on assets of each insurance company separate account used to fund variable contracts. Because Section 817(h) and those regulations treat the assets of the Fund as assets of the related separate account, these regulations are imposed on the assets of the Fund. Specifically, the regulations provide that, after a one year start-up period or except as permitted by the "safe harbor" described below, as of the end of each calendar quarter or within 30 days thereafter no more than 55% of the total assets of the Fund may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments and no more than 90% by any four investments. For this purpose, all securities of the same issuer are considered a single investment, and each U.S. Government agency and instrumentality is considered a separate issuer. Section 817(h) provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the account's total assets is attributable to cash and cash items (including receivables), U.S. Government securities and securities of other regulated investment companies. Failure by the Fund to both qualify as a regulated investment company and to satisfy the
Section 817(h) requirements would generally cause the variable contracts to lose their favorable tax status and require a contract holder to include in ordinary income any income accrued under the contracts for the current and all prior taxable years. Under certain circumstances described in the applicable Treasury regulations, inadvertent failure to satisfy the applicable diversification requirements may be corrected, but such a correction would require a payment to the Internal Revenue Service based on the tax contract holders would have incurred if they were treated as receiving the income on the contract for the period during which the diversification requirements were not satisfied. Any such failure may also result in adverse tax consequences for the insurance company issuing the contracts. Failure by the Fund to qualify as a regulated investment company would also subject the Fund to federal and state income taxation on all of its taxable income and gain, whether or not distributed to shareholders.

         The Treasury Department announced that it would issue future regulations or rulings addressing the circumstances in which a variable contract owner's control of the investments of the separate account may cause the contract owner, rather than the insurance company, to be treated as the owner of the assets held by the separate account. If the contract owner is considered the owner of the securities underlying the separate account, income and gains produced by those securities would be included currently in the contract owner's gross income. It is not known what standards will be set forth in the regulations or rulings.

         In the event that rules or regulations are adopted, there can be no assurance that the Fund will be able to operate as currently described, or that the Fund will not have to change its investment objective or investment policies. A Fund's investment objective and the investment policies of the Fund may be modified as necessary to prevent any such prospective rules and regulations from causing variable contract owners to be considered the owners of the shares of the Fund.

         The discussion of "Taxes" in the Prospectus, in conjunction with the foregoing, is a general summary of applicable provisions of the Code and U.S. Treasury Regulations now in effect as currently interpreted by the courts and the Internal Revenue Service. The Code and these Regulations, as well as the current interpretations thereof, may be changed at any time.

         For information concerning the federal income tax consequences to the holders of a Contract or Policy, such holders should consult the prospectuses for their particular Contract or Policy.

                             PERFORMANCE CALCULATION

         For purposes of quoting and comparing the performance of the Fund to that of other mutual funds and to other relevant market indices in advertisements or in reports to shareholders, rules promulgated by the SEC, a fund's advertising performance must include total return quotations calculated according to the following formula:

                           P(1 + T)(n) =    ERV
         Where:                     P  =    a hypothetical initial payment of
                                    T  =    average annual total return
                                    n  =    number of years (1,5 or 10)
                                  ERV  =    ending redeemable value of a
                                            hypothetical $1,000 payment, made at
                                            the beginning of the 1, 5, or 10
                                            year period, at the end of such
                                            period (or fractional portion
                                            thereof).

         Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication, and will cover 1, 5 and 10 year periods of the Fund's existence or such shorter period dating from the effectiveness of the Fund's Registration Statement. In calculating the ending redeemable value, the maximum sales load is deducted from the initial $1,000 payment and all dividends and distributions by the Fund are assumed to have been reinvested at net asset value as described in the Prospectus on the reinvestment dates during the period. Total return, or T in the formula above, is computed by finding the average annual compounded rates of return over the 1, 5 and 10 year periods (or fractional portion thereof) that would equate the initial amount invested to the ending redeemable value. Any recurring account charges that might in the future be imposed by the Fund would be included at that time.

         The Fund may also from time to time include in such advertising a total return figure that is not calculated according to the formula set forth above in order to compare more accurately the performance of the Fund with other measures of investment return. For example, in comparing the Fund's total return, the Fund calculates its aggregate total return for the specified periods of time by assuming the investment of $10,000 in Fund shares and assuming the reinvestment of each dividend or other distribution at net asset value on the reinvestment of each dividend or other distribution at net asset value on the reinvestment date. Percentage increases are determined by subtracting the initial value of the investment from the ending value and by dividing the remainder by the beginning value. Such alternative total return information will be given no greater prominence in advertising than the information prescribed under Item 21 of Form N-1A.

         The Fund's performance may be compared in advertising to the performance of other mutual funds in general, or of particular types of mutual funds, especially those with similar objectives. Such performance data may be prepared by Lipper Analytical Services, Inc. and other independent services, which monitor the performance of mutual funds. The Fund may also advertise mutual fund performance rankings, which have been assigned to it by such monitoring services.

         Pursuant to the SEC calculation, the Fund's average total rate of return for the one, five and ten year period ended December 31, 2002 was -2.10%, -2.23% and 4.07%, respectively.

                                OTHER INFORMATION

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

         Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25 percent of the voting securities of the company. A control person may be able to take actions regarding its Portfolio without the consent or approval of shareholders. As of March 31, 2003, ING Life Insurance & Annuity Company owned 72.00% of the Fund and, is therefore, a control person of the Fund.

         As of March 31, 2003, the Trustees and officers as a group owned less than 1% of any class of the Fund's outstanding shares. As of that date, to the knowledge of management, no person owned beneficially or of record more than 5% of the outstanding shares of any class of the Fund, except as follows:

-----------------------------------------------------------------------------------------------
                                           CLASS AND TYPE OF   PERCENTAGE OF     PERCENTAGE OF
             ADDRESS                           OWNERSHIP           CLASS             FUND
-----------------------------------------------------------------------------------------------
KEMPER INVESTORS LIFE INSURANCE CO         Beneficial Owner        13.72%            13.72%
VARIABLE ANNUITY SEPARATE ACCOUNT
ATTN: KAREN PORTEN
1 KEMPER DRIVE T-1
LONG GROVE IL  60049-0001
-----------------------------------------------------------------------------------------------
SAFECO LIFE INSURANCE COMPANY              Beneficial Owner        10.72%            10.72%
RETIREMENT SERVICES
PO BOX 34690
SEATTLE WA  98124-1690
-----------------------------------------------------------------------------------------------
*ING LIFE INSURANCE AND ANNUITY CO         Beneficial Owner        72.00%            72.00%
ACES SEPARATE ACCT B
VALUATIONS PROCESSING DEPARTMENT
151 FARMINGTON AVE - RSMA
HARTFORD CT  06156-0001
-----------------------------------------------------------------------------------------------

* The above entity is an indirect wholly owned subsidiary of ING Groep N.V.. ING Groep N.V. is a global financial institution active in the fields of insurance, banking, and asset management in more than 65 countries, with more than 100,000 employees. ING Groep N.V.'s principal executive offices are located at Strawinskylaan 2631, 1077 zz Amsterdam, P.O. Box 810, 1000 AV Amsterdam, the Netherlands.

                                 CODE OF ETHICS

         The Fund, the Investment Manager and the Distributor have adopted a Code of Ethics governing personal trading activities of all Trustees, Officers of the Fund and persons who, in connection with their regular functions, play a role in the recommendation of any purchase or sale of a security by the Fund or obtain information pertaining to such purchase or sale. The Code of Ethics is intended to prohibit fraud against the Fund that may arise from personal trading. Personal trading is permitted by such persons subject to certain restrictions; however, such persons are generally required to pre-clear all security transactions with the Fund's Compliance Officer or her designee and to report all transactions on a regular basis.

                                 TRANSFER AGENT

         DST Systems, Inc., P.O. Box 419368, Kansas City, Missouri 64141-6368, has been retained to act as the Fund's transfer agent and dividend disbursing agent.

                                    CUSTODIAN

         State Street Bank & Trust Company, 801 Pennsylvania Avenue, Kansas City, Missouri 64105, has been retained to act as custodian for the Fund's portfolio securities including those to he held by foreign banks and foreign securities depositories that qualify as eligible foreign custodians under the rules adopted by the SEC and for the Fund's domestic securities and other assets.

                        COUNSEL AND INDEPENDENT AUDITORS

         Dechert LLP, 1775 I Street, NW, Washington, D.C. 20006, will pass upon legal matters for the Fund in connection with the offering of its shares. KPMG LLP, is located at 99 High Street, Boston, Massachusetts 02110, has been selected as independent auditors for the Fund for the fiscal year ending December 31, 2003.

                              FINANCIAL STATEMENTS

         The Financial Statements and the independent auditors' reports thereon, appearing in the Fund's Annual Report for the period ending December 31, 2002, , are incorporated by reference in this Statement of Additional Information. The Fund's Annual and Semi-Annual Reports may be obtained without charge by contacting ING Funds at 7337 E. Doubletree Ranch Road, Scottsdale, Arizona 85258.